Summary of Significant Accounting Policies (Tables)	4 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted loss per common share
For the Period from August 19, 2020 (Inception) Through December 31, 2020
Net loss	$(221,009)
Less: Income attributable to ordinary shares subject to possible redemption	(50,271)

Adjusted net loss	$(271,280)

Weighted average shares outstanding, basic and diluted	7,011,052

Basic and diluted net loss per ordinary share	$(0.04)